UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2019

Annual Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Asset Allocation Funds for the twelve-month reporting period ended January 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2019

II	QS Asset Allocation Funds

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended January 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Third quarter 2018 GDP growth was 3.4%. Finally, the U.S. Department of Commerce’s initial reading for fourth quarter 2018 GDP growth, released after the reporting period ended, was 2.6%. Moderating growth in the fourth quarter of 2018 was attributed to decelerations in private inventory investment, personal consumption expenditures (“PCE”) and federal government spending, along with a downturn in state and local government spending. These factors were partly offset by an upturn in exports and an acceleration in nonresidential fixed investment. Furthermore, imports increased less in the fourth quarter than in the third quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on January 31, 2019, the unemployment rate was 4.0%, versus 4.1% when the period began. The percentage of longer-term unemployed also declined during the reporting period. In January 2019, 19.3% of Americans looking for a job had been out of work for more than six months, versus 20.7% when the period began.

Turning to the global economy, in its January 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The global expansion has weakened. Global growth for 2018 is estimated at 3.7 percent, as in the October 2018 World Economic Outlook forecast, despite weaker performance in some economies, notably Europe and Asia…. Risks to global growth tilt to the downside. An escalation of trade tensions beyond those already incorporated in the forecast remains a key source of risk to the outlook.” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.6%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.1% in 2019, compared to 0.9% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.5% in 2019, versus 4.6% in 2018.

The Federal Reserve Board (the “Fed”)iii continued tightening monetary policy, as it raised interest rates four times during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meetings that ended on

March 21, 2018 (to a range between 1.50% and 1.75%), June 13, 2018 (to a range between 1.75% and 2.00%), September 26, 2018 (to a range between 2.00% and 2.25%) and December 19, 2018 (to a range between 2.25% and 2.50%). At its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….”

Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, from April 2017 through December 2017, the European Central Bank (“ECB”)v purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In December 2018, the ECB ended its bond buying program, and again affirmed that it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. It then raised rates to 0.75% at its meeting on August 2, 2018. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2019

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Asset Allocation Funds	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

IV	QS Asset Allocation Funds

Funds overview

QS Asset Allocation Funds (the “Asset Allocation Funds”) consists of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among the funds and ETFs managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC, and its affiliates and ETFs managed by an unaffiliated investment advisers (“underlying funds”).

Q. What were the overall market conditions during the Funds’ reporting period?

A. For the twelve-month reporting period ended January 31, 2019, global bond outperformed global equity markets as measured by Bloomberg Barclays Global Aggregate Indexi and MSCI All Country World Index (“MSCI ACWI”)ii respectively. The U.S. outperformed international developed markets in both asset classes.

Throughout the reporting period, trade war chatter disrupted markets and led to mini market sell-offs. This was kicked off on March 1, 2018 with President Donald Trump announcing tariffs on steel and aluminum imports, and after a robust decade of global equity performance. Early 2018 saw a sharp reversal. February and March of 2018 also saw a sharp and quick increase in volatility. The VIX Index (“VIX”)iii ended the first quarter of 2018 at 19.97%, a vast difference from 2017 where it averaged 11.04% on a month-end basis. This increase in volatility was driven in part by U.S. inflation beating consensus estimates and leading to concern that the Federal Reserve Board (the “Fed”)iv would accelerate their rate tightening schedule.

Equity market performance in the second calendar quarter of 2018 was divided across geographic lines — developed markets performed well, while emerging markets struggled. Geopolitical events dominated headlines, with the yield for the U.S. ten-year Treasury breaching 3%, President Trump imposed further tariffs on China in the form of a 25% tax on a range of imported goods, the U.S. pulling out of the Iran nuclear accord, and political instability in Spain and Italy.

Global equity growth resumed in the third quarter of 2018, with the MSCI ACWI gaining 4.79%, driven by U.S. equities which surged 7.71% in that quarter, as measured by the S&P 500 Indexv. U.S. equity performance was driven by strong consumer spending, consumer sentiment and employment data, coupled with moderate inflation. Emerging market equities continued to struggle and returns were roughly flat for the third quarter, an improvement over the second quarter loss. Global stock and bond performance reflected the market preference to remain “risk on”, in spite of the concern around the longevity of the U.S. market’s bull run. This sentiment was amplified in the performance of gold, which declined 4.42% in the third quarter.

Markets took a sharp turn in the fourth quarter of 2018, where global equities saw one of their worst quarterly performances since the global financial crisis ten years earlier. The VIX ended 2018 at 25.42%, the highest month-end level since August 2015, as volatility was elevated with the U.S. government entering a partial shutdown over the last nine days of the year.

Equity markets globally rebounded in January 2019. U.S. equities had their best January performance in over thirty years, with the S&P 500 gaining 8.01%, despite a lackluster earnings period. The partial government shutdown came to a temporary resolution in January 2019, allowing the government to reopen and providing House of Representatives and Senate negotiators three weeks to reach a permanent deal. U.S. equity volatility declined markedly, with the VIX ending at 16.57% for the reporting period. The Fed dovishly shifted its forward guidance, stating that it will be “patient” with raising rates going forward and is also open to adjusting the balance sheet normalization process. U.S. government bond rates declined across the yield curvevi.

U.S. Treasury rates were highly volatile throughout the reporting period, as the Fed provided mixed signals on their policy rate going forward. The yield for the U.S. ten-year Treasury dropped thirty basis pointsvii during December 2018, as the Fed’s dot plot suggested two rate hikes in 2019, versus the expectations of three in the prior quarter. A further shift in forward guidance in January 2019 caused a further decline in U.S. government bond rates across the yield curve, and the spread between two-year and ten-year U.S. Treasury yields narrowed to 0.18%, sitting below its longer-run average of 0.95%.

Crude oil had a highly volatile year, reaching a high of $77 at the beginning of October 2018. The fourth quarter of 2018 brought major market concerns around oversupply, and prices declined 38.0% in that quarter, only to rebound in January 2019 as a result of Venezuela sanctions, a drop in U.S. fuel stockpiles and dovish Fed forward guidance.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are generally updated on a quarterly basis. Throughout the reporting period, the Funds were generally overweight equities versus investment grade fixed income, as valuation measures and our in-house index of leading economic indicators favored equities.

The Funds were also generally overweight high yield versus investment grade fixed income largely due to spread tightening and a consistently low equity volatility environment, which we believe

QS Asset Allocation Funds 2019 Annual Report	1

Funds overview (cont’d)

favors high yield relative to investment grade bonds. Additionally, the Funds’ portfolios were generally overweight U.S. equities relative to investment grade bonds. This position was driven by relative valuation between the two asset classes and our view of leading economic indicators, which favored equities over fixed income.

Throughout the reporting period, the Funds were overweight international-developed equities versus U.S. equities. This view was primarily driven by relative valuation between the two asset classes and an observation of steeper yield curves in international-developed countries; steeper yield curves are generally indicative of positive economic growth.

2	QS Asset Allocation Funds 2019 Annual Report

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2019, Class A shares of QS Growth Fund, excluding sales charges, returned -6.53%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexviii, the Russell 3000 Indexix and the Growth Composite Benchmarkx returned 2.25%, -2.26% and -3.72%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned -7.16% for the same period.

Performance Snapshot as of January 31, 2019 (unaudited)
(excluding sales charges)	6 months	12 months
QS Growth Fund:
Class A	-4.36%	-6.53%
Class C	-4.61%	-7.11%
Class R	-4.50%	-6.81%
Class I	-4.19%	-6.24%
Bloomberg Barclays U.S. Aggregate Index	2.71%	2.25%
Russell 3000 Index	-3.52%	-2.26%
Growth Composite Benchmark	-4.39%	-4.39%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	-5.43%	-7.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.99%, 2.25% and 1.02%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 164 funds for the six-month period and among the 162 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2019 Annual Report	3

Funds overview (cont’d)

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2019, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned -4.70%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkxi returned 2.25%, -2.26% and -2.39%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned -4.40% for the same period.

Performance Snapshot as of January 31, 2019 (unaudited)
(excluding sales charges)	6 months	12 months
QS Moderate Growth Fund:
Class A	-3.02%	-4.70%
Class C	-3.30%	-5.29%
Class R	-3.19%	-4.97%
Class I	-2.82%	-4.38%
Bloomberg Barclays U.S. Aggregate Index	2.71%	2.25%
Russell 3000 Index	-3.52%	-2.26%
Moderate Growth Composite Benchmark	-2.90%	-2.39%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	-3.25%	-4.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.23%, 1.94%, 2.01% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 507 funds for the six-month period and among the 499 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

4	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2019, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned -2.39%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Indexxii and the Conservative Growth Composite Benchmarkxiii returned 2.25%, -2.17% and -0.91%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned -3.34% for the same period.

Performance Snapshot as of January 31, 2019 (unaudited)
(excluding sales charges)	6 months	12 months
QS Conservative Growth Fund:
Class A	-1.31%	-2.39%
Class C	-1.71%	-3.11%
Class R	-1.49%	-2.67%
Class I	-1.20%	-2.15%
Bloomberg Barclays U.S. Aggregate Index	2.71%	2.25%
Russell 1000 Index	-3.01%	-2.17%
Conservative Growth Composite Benchmark	-1.32%	-0.91%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	-2.16%	-3.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.17%, 1.89%, 1.91% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 594 funds for the six-month period and among the 583 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2019 Annual Report	5

Funds overview (cont’d)

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2019, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned -1.11%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkxiv returned 2.25%, -2.17% and 0.40%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned -1.61% for the same period.

Performance Snapshot as of January 31, 2019 (unaudited)
(excluding sales charges)	6 months	12 months
QS Defensive Growth Fund:
Class A	0.07%	-1.11%
Class C	-0.31%	-1.85%
Class C1[2]	-0.11%	-1.53%
Class R	-0.07%	-1.39%
Class I	0.31%	-0.74%
Bloomberg Barclays U.S. Aggregate Index	2.71%	2.25%
Russell 1000 Index	-3.01%	-2.17%
Defensive Growth Composite Benchmark	0.27%	0.40%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	-0.75%	-1.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.91%, 1.65%, 2.15% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 349 funds for the six-month period and among the 346 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

6	QS Asset Allocation Funds 2019 Annual Report

Q. What were the leading contributors to performance?

A. Underweighting international equities overall was a positive contributor to performance, given the volatile and ultimately negative equity market performance for the reporting period. Taking into account both the underlying fund returns and their weightings within the Funds’ portfolios, the leading contributor to absolute performance was the portfolios’ allocation to U.S. fixed income.

In relative terms (i.e., relative to each underlying fund’s specific benchmark), the leading contributors were QS Global Dividend Fund, ClearBridge Large Cap Growth Fund and ClearBridge Small Cap Growth Fund.

Q. What were the leading detractors from performance?

A. Underweighting U.S. fixed income was a leading detractor from performance for the period. On an absolute basis, the leading detractors were international equities as well as BrandywineGLOBAL — Diversified US Large Cap Value Fund in the U.S. equities space.

In relative terms (i.e., relative to each underlying fund’s specific benchmark), QS Strategic Real Return Fund, ClearBridge International Value Fund and BrandywineGLOBAL –- Diversified US Large Cap Value Fund were leading detractors.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no significant changes to the Funds during the reporting period.

Thank you for your investment in the QS Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Adam J. Petryk, CFA

Portfolio Manager

QS Investors, LLC

Thomas Picciochi, CAIA

Portfolio Manager

QS Investors, LLC

Ellen Tesler

Portfolio Manager

QS Investors, LLC

February 15, 2019

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Fund is a “fund of funds” — meaning it invests in other mutual funds and exchange-traded funds (“ETFs”). Each Fund seeks its objective by investing its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). There are additional risks and other expenses associated with investing in underlying funds, rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Funds’ performance. In addition to a Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata shares of the fees and expenses incurred by the underlying funds it invests in, including advisory fees. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

QS Asset Allocation Funds 2019 Annual Report	7

Funds overview (cont’d)

[i]	The Bloomberg Barclays Global Aggregate Index is an index comprised of several other Bloomberg Barclays indices that measure fixed-income performance of regions around the world.

ii

The MSCI All Country World Index (“MSCI ACWI”) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

iii	The Chicago Board Options Exchange (“CBOE”) Volatility Index (“VIX”) is a measure of market expectations of near-term volatility as conveyed by S&P 500 stock index option prices.

iv

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vii	A basis point is one-hundredth (1/100 or 0.01) of one percent.

viii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[x]

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xiii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xiv

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

8	QS Asset Allocation Funds 2019 Annual Report

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — January 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.6 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
11.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
9.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Consumer Discretionary Communication Services
8.9 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Treasury Bills Investments in Underlying Funds Financials Energy
5.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Consumer Discretionary Industrials
5.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Health Care Consumer Discretionary
5.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Communication Services Industrials
5.1 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
4.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Financials Consumer Discretionary

% of Total Long-Term Investments	Top 5 Sectors
3.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Health Care
3.4 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
3.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Soverign Bonds
2.8 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Communication Services Information Technology Energy Industrials
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Communication Services Materials Energy
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities

QS Asset Allocation Funds 2019 Annual Report	9

Funds at a glance (unaudited) (cont’d)

QS Growth Fund Breakdown† (%) as of — January 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Financials
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
0.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Communication Services Consumer Discretionary Materials Health Care
0.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

10	QS Asset Allocation Funds 2019 Annual Report

QS Moderate Growth Fund Breakdown† (%) as of — January 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
9.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Soverign Bonds
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Consumer Discretionary Communication Services
7.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.1 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Treasury Bills Investments in Underlying Funds Financials Energy
5.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Consumer Discretionary Industrials
4.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Communication Services Industrials
4.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Communication Services Consumer Discretionary Materials Health Care

% of Total Long-Term Investments	Top 5 Sectors
4.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
3.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Health Care Consumer Discretionary
3.3 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
3.0 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Health Care
2.4 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Communication Services Information Technology Energy Industrials

QS Asset Allocation Funds 2019 Annual Report	11

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† (%) as of — January 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Communication Services Materials Energy
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.9 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Financials Consumer Discretionary
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Financials
1.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

12	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund Breakdown† (%) as of — January 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
17.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Soverign Bonds
12.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Consumer Discretionary Communication Services
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Treasury Bills Investments in Underlying Funds Financials Energy
5.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Communication Services Consumer Discretionary Materials Health Care
5.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
4.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Communication Services Industrials
4.5 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Consumer Discretionary Industrials
4.0 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials

% of Total Long-Term Investments	Top 5 Sectors
3.0 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
3.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.1 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Communication Services Materials Energy
1.9 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary

QS Asset Allocation Funds 2019 Annual Report	13

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† (%) as of — January 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
1.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Health Care
1.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Financials Consumer Discretionary
1.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Communication Services Information Technology Energy Industrials
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Financials
1.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
1.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Health Care Consumer Discretionary
1.3 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

14	QS Asset Allocation Funds 2019 Annual Report

QS Defensive Growth Fund Breakdown† (%) as of — January 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Soverign Bonds
21.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
8.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
7.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Consumer Discretionary Communication Services
6.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Communication Services Consumer Discretionary Materials Health Care
6.2 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Treasury Bills Investments in Underlying Funds Financials Energy
4.5 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Communication Services Industrials
3.3 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Consumer Discretionary Industrials

% of Total Long-Term Investments	Top 5 Sectors
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Communication Services Materials Energy
2.1 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Financials
1.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
1.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
0.9 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Health Care

QS Asset Allocation Funds 2019 Annual Report	15

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† (%) as of — January 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
0.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
0.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Health Care Consumer Discretionary

†	Subject to change at any time.

16	QS Asset Allocation Funds 2019 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2018 and held for the six months ended January 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-4.36%	$1,000.00	$956.40	0.47%	$2.32	Class A	5.00%	$1,000.00	$1,022.84	0.47%	$2.40
Class C	-4.61	1,000.00	953.90	1.14	5.61	Class C	5.00	1,000.00	1,019.46	1.14	5.80
Class R	-4.50	1,000.00	955.00	0.80	3.94	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-4.19	1,000.00	958.10	0.19	0.94	Class I	5.00	1,000.00	1,024.25	0.19	0.97

[1]	For the six months ended January 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2019 Annual Report	17

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2018 and held for the six months ended January 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-3.02%	$1,000.00	$969.80	0.45%	$2.23	Class A	5.00%	$1,000.00	$1,022.94	0.45%	$2.29
Class C	-3.30	1,000.00	967.00	1.13	5.60	Class C	5.00	1,000.00	1,019.51	1.13	5.75
Class R	-3.19	1,000.00	968.10	0.80	3.97	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-2.82	1,000.00	971.80	0.18	0.89	Class I	5.00	1,000.00	1,024.30	0.18	0.92

[1]	For the six months ended January 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

18	QS Asset Allocation Funds 2019 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2018 and held for the six months ended January 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.31%	$1,000.00	$986.90	0.46%	$2.30	Class A	5.00%	$1,000.00	$1,022.89	0.46%	$2.35
Class C	-1.71	1,000.00	982.90	1.18	5.90	Class C	5.00	1,000.00	1,019.26	1.18	6.01
Class R	-1.49	1,000.00	985.10	0.80	4.00	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.20	1,000.00	988.00	0.24	1.20	Class I	5.00	1,000.00	1,024.00	0.24	1.22

[1]	For the six months ended January 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2019 Annual Report	19

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2018 and held for the six months ended January 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.07%	$1,000.00	$1,000.70	0.54%	$2.72	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	-0.31	1,000.00	996.90	1.25	6.29	Class C	5.00	1,000.00	1,018.90	1.25	6.36
Class C1	-0.11	1,000.00	998.90	1.01	5.09	Class C1	5.00	1,000.00	1,020.11	1.01	5.14
Class R	-0.07	1,000.00	999.30	0.80	4.03	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	0.31	1,000.00	1,003.10	0.25	1.26	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

20	QS Asset Allocation Funds 2019 Annual Report

Funds performance (unaudited)

QS Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-6.53%	-7.11%	-6.81%	-6.24%
Five Years Ended 1/31/19	5.06	4.36	N/A	5.37
Ten Years Ended 1/31/19	10.95	10.33	N/A	11.31
Inception* through 1/31/19	—	—	3.94	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-11.91%	-7.99%	-6.81%	-6.24%
Five Years Ended 1/31/19	3.82	4.36	N/A	5.37
Ten Years Ended 1/31/19	10.30	10.33	N/A	11.31
Inception* through 1/31/19	—	—	3.94	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/09 through 1/31/19)	182.73%
Class C (1/31/09 through 1/31/19)	167.37
Class R (Inception date of 6/2/14 through 1/31/19)	19.76
Class I (1/31/09 through 1/31/19)	191.93

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

QS Asset Allocation Funds 2019 Annual Report	21

Funds performance (unaudited) (cont’d)

QS Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Growth Fund vs. Benchmark Indices† — January 2009 - January 2019

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Growth Fund on January 31, 2009, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

22	QS Asset Allocation Funds 2019 Annual Report

QS Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-4.70%	-5.29%	-4.97%	-4.38%
Five Years Ended 1/31/19	5.11	4.39	N/A	5.42
Ten Years Ended 1/31/19	10.52	9.85	N/A	10.82
Inception* through 1/31/19	—	—	3.99	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-10.16%	-6.19%	-4.97%	-4.38%
Five Years Ended 1/31/19	3.88	4.39	N/A	5.42
Ten Years Ended 1/31/19	9.87	9.85	N/A	10.82
Inception* through 1/31/19	—	—	3.99	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/09 through 1/31/19)	171.96%
Class C (1/31/09 through 1/31/19)	155.95
Class R (Inception date of 6/2/14 through 1/31/19)	20.00
Class I (1/31/09 through 1/31/19)	179.29

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

QS Asset Allocation Funds 2019 Annual Report	23

Funds performance (unaudited) (cont’d)

QS Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Moderate Growth Fund vs. Benchmark Indices† — January 2009 - January 2019

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Moderate Growth Fund on January 31, 2009, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

24	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-2.39%	-3.11%	-2.67%	-2.15%
Five Years Ended 1/31/19	4.68	3.92	N/A	N/A
Ten Years Ended 1/31/19	9.58	8.84	N/A	N/A
Inception* through 1/31/19	—	—	3.69	4.05

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/19	-7.99%	-4.04%	-2.67%	-2.15%
Five Years Ended 1/31/19	3.44	3.92	N/A	N/A
Ten Years Ended 1/31/19	8.93	8.84	N/A	N/A
Inception* through 1/31/19	—	—	3.69	4.05

Cumulative total returns
Without sales charges[1]
Class A (1/31/09 through 1/31/19)	149.61%
Class C (1/31/09 through 1/31/19)	133.27
Class R (Inception date of 6/2/14 through 1/31/19)	18.43
Class I (Re-inception date of 7/25/14 through 1/31/19)	19.64

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

QS Asset Allocation Funds 2019 Annual Report	25

Funds performance (unaudited) (cont’d)

QS Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Conservative Growth Fund vs. Benchmark Indices† — January 2009 - January 2019

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Conservative Growth Fund on January 31, 2009, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

26	QS Asset Allocation Funds 2019 Annual Report

QS Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[3]	Class R	Class I
Twelve Months Ended 1/31/19	-1.11%	-1.85%	-1.53%	-1.39%	-0.74%
Five Years Ended 1/31/19	3.95	3.21	3.45	N/A	4.24
Ten Years Ended 1/31/19	8.19	N/A	7.67	N/A	N/A
Inception* through 1/31/19	—	4.08	—	3.00	4.98

With sales charges[2]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/19	-5.31%	-2.79%	-2.48%	-1.39%	-0.74%
Five Years Ended 1/31/19	3.05	3.21	3.45	N/A	4.24
Ten Years Ended 1/31/19	7.72	N/A	7.67	N/A	N/A
Inception* through 1/31/19	—	4.08	—	3.00	4.98

Cumulative total returns
Without sales charges[1]
Class A (1/31/09 through 1/31/19)	119.63%
Class C (Inception date of 8/1/12 through 1/31/19)	29.67
Class C1[3] (1/31/09 through 1/31/19)	109.43
Class R (Inception date of 6/2/14 through 1/31/19)	14.76
Class I (Inception date of 3/15/12 through 1/31/19)	39.72

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

[3]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

QS Asset Allocation Funds 2019 Annual Report	27

Funds performance (unaudited) (cont’d)

QS Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of QS Defensive Growth Fund vs. Benchmark Indices† — January 2009 - January 2019

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of QS Defensive Growth Fund on January 31, 2009, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2019. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

28	QS Asset Allocation Funds 2019 Annual Report

Schedules of investments

January 31, 2019

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,392,456	$14,286,596
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,376,159	80,871,428
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,473,986	27,238,584
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		1,400,752	16,304,754
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		570,574	6,470,311
ClearBridge Small Cap Fund, Class IS Shares		634,289	36,465,251
Martin Currie Emerging Markets Fund, Class IS Shares		5,396,017	63,403,206
QS Global Market Neutral Fund, Class IS Shares		1,541,883	15,711,791
QS International Equity Fund, Class IS Shares		5,478,107	83,212,443
QS Strategic Real Return Fund, Class IS Shares		3,971,297	42,929,715
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,717,359	19,766,801
RARE Global Infrastructure Value Fund, Class IS Shares		940,804	10,330,033
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		88,655	17,687,535
ClearBridge Appreciation Fund, Class IS Shares		1,618,237	37,009,088
ClearBridge International Value Fund, Class IS Shares		3,838,861	37,505,672
ClearBridge Large Cap Growth Fund, Class IS Shares		872,794	41,361,731
ClearBridge Mid Cap Fund, Class IS Shares		831,598	29,130,865
ClearBridge Small Cap Growth Fund, Class IS Shares		125,309	4,508,614
QS Global Dividend Fund, Class IS Shares		5,213,120	64,590,556
QS U.S. Large Cap Equity Fund, Class IS Shares		1,444,462	24,194,734
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		2,016,118	23,084,551
Western Asset High Yield Fund, Class IS Shares		602,567	4,718,097
Western Asset Macro Opportunities Fund, Class IS Shares		1,286,681	14,166,357
Total Investments in Underlying Funds before Short-Term Investments (Cost — $622,664,705)			714,948,713

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,387,778)	2.335%	2,387,778	2,387,778
Total Investments — 100.2% (Cost — $625,052,483)			717,336,491
Liabilities in Excess of Other Assets — (0.2)%			(1,143,846)
Total Net Assets — 100.0%			$716,192,645

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	29

Schedules of investments (cont’d)

January 31, 2019

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		897,215	$9,205,427
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,530,267	46,759,339
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,158,240	12,752,217
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		902,622	10,506,521
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		833,859	9,455,965
ClearBridge Small Cap Fund, Class IS Shares		261,682	15,044,100
Martin Currie Emerging Markets Fund, Class IS Shares		2,745,766	32,262,754
QS Global Market Neutral Fund, Class IS Shares		988,006	10,067,778
QS International Equity Fund, Class IS Shares		2,187,595	33,229,560
QS Strategic Real Return Fund, Class IS Shares		2,555,907	27,629,350
QS U.S. Small Capitalization Equity Fund, Class IS Shares		935,071	10,762,666
RARE Global Infrastructure Value Fund, Class IS Shares		597,285	6,558,188
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		48,643	9,704,767
ClearBridge Appreciation Fund, Class IS Shares		869,203	19,878,670
ClearBridge International Value Fund, Class IS Shares		1,586,812	15,503,158
ClearBridge Large Cap Growth Fund, Class IS Shares		519,107	24,600,494
ClearBridge Mid Cap Fund, Class IS Shares		247,267	8,661,762
ClearBridge Small Cap Growth Fund, Class IS Shares		174,164	6,266,425
QS Global Dividend Fund, Class IS Shares		3,357,132	41,594,869
QS U.S. Large Cap Equity Fund, Class IS Shares		810,140	13,569,846
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,488,293	18,499,481
Western Asset Core Plus Bond Fund, Class IS Shares		3,932,611	45,028,392
Western Asset High Yield Fund, Class IS Shares		2,435,214	19,067,725
Western Asset Macro Opportunities Fund, Class IS Shares		828,879	9,125,960
Total Investments in Underlying Funds before Short-Term Investments (Cost — $404,622,111)			455,735,414

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,256,121)	2.335%	1,256,121	1,256,121
Total Investments — 100.1% (Cost — $405,878,232)			456,991,535
Liabilities in Excess of Other Assets — (0.1)%			(333,669)
Total Net Assets — 100.0%			$456,657,866

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		573,083	$5,879,831
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		769,309	14,216,825
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		462,210	5,088,935
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		826,089	8,459,156
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		578,632	6,735,279
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		578,640	6,561,779
ClearBridge Small Cap Fund, Class IS Shares		91,737	5,273,940
Martin Currie Emerging Markets Fund, Class IS Shares		977,896	11,490,283
QS Global Market Neutral Fund, Class IS Shares		625,426	6,373,093
QS International Equity Fund, Class IS Shares		255,452	3,880,323
QS Strategic Real Return Fund, Class IS Shares		1,608,330	17,386,044
QS U.S. Small Capitalization Equity Fund, Class IS Shares		520,822	5,994,667
RARE Global Infrastructure Value Fund, Class IS Shares		367,937	4,039,948
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		20,286	4,047,312
ClearBridge Appreciation Fund, Class IS Shares		602,720	13,784,198
ClearBridge International Value Fund, Class IS Shares		389,774	3,808,096
ClearBridge Large Cap Growth Fund, Class IS Shares		271,570	12,869,694
ClearBridge Mid Cap Fund, Class IS Shares		119,170	4,174,530
ClearBridge Small Cap Growth Fund, Class IS Shares		103,975	3,741,030
QS Global Dividend Fund, Class IS Shares		2,076,878	25,732,512
QS U.S. Large Cap Equity Fund, Class IS Shares		515,677	8,637,581
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,804,756	34,863,112
Western Asset Core Plus Bond Fund, Class IS Shares		4,342,775	49,724,770
Western Asset High Yield Fund, Class IS Shares		1,990,882	15,588,602
Western Asset Macro Opportunities Fund, Class IS Shares		534,065	5,880,058
Total Investments in Underlying Funds before Short-Term Investments (Cost — $255,629,996)			284,231,598

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $630,867)	2.335%	630,867	630,867
Total Investments — 100.1% (Cost — $256,260,863)			284,862,465
Liabilities in Excess of Other Assets — (0.1)%			(173,090)
Total Net Assets — 100.0%			$284,689,375

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	31

Schedules of investments (cont’d)

January 31, 2019

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		244,811	$2,511,760
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		58,641	1,083,692
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		99,080	1,090,870
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		957,352	9,803,287
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		246,775	2,872,458
Martin Currie Emerging Markets Fund, Class IS Shares		133,635	1,570,206
QS Global Market Neutral Fund, Class IS Shares		262,923	2,679,180
QS International Equity Fund, Class IS Shares		28,426	431,786
QS Strategic Real Return Fund, Class IS Shares		696,446	7,528,584
QS U.S. Small Capitalization Equity Fund, Class IS Shares		120,160	1,383,038
RARE Global Infrastructure Value Fund, Class IS Shares		156,366	1,716,903
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		236,890	5,417,676
ClearBridge International Value Fund, Class IS Shares		43,392	423,935
ClearBridge Large Cap Growth Fund, Class IS Shares		70,976	3,363,535
ClearBridge Small Cap Growth Fund, Class IS Shares		30,947	1,113,488
QS Global Dividend Fund, Class IS Shares		703,466	8,715,945
QS U.S. Large Cap Equity Fund, Class IS Shares		235,643	3,947,025
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,089,094	25,967,440
Western Asset Core Plus Bond Fund, Class IS Shares		2,492,842	28,543,043
Western Asset High Yield Fund, Class IS Shares		1,055,614	8,265,460
Western Asset Macro Opportunities Fund, Class IS Shares		227,085	2,500,201
Total Investments in Underlying Funds before Short-Term Investments (Cost — $111,532,926)			120,929,512

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $517,151)	2.335%	517,151	517,151
Total Investments — 100.1% (Cost — $112,050,077)			121,446,663
Liabilities in Excess of Other Assets — (0.1)%			(111,707)
Total Net Assets — 100.0%			$121,334,956

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2019 Annual Report

Statements of assets and liabilities

January 31, 2019

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$622,664,705	$404,622,111
Short-term investments, at cost	2,387,778	1,256,121
Investments in affiliated Underlying Funds, at value	$714,948,713	$455,735,414
Short-term investments, at value	2,387,778	1,256,121
Receivable for Fund shares sold	180,498	319,072
Distributions receivable from affiliated Underlying Funds	93,775	280,781
Interest receivable	4,304	2,462
Receivable from investment manager	40	17
Prepaid expenses	40,195	36,772
Total Assets	717,655,303	457,630,639

Liabilities:
Payable for Fund shares repurchased	756,313	332,881
Service and/or distribution fees payable	155,941	103,565
Payable for investments in affiliated Underlying Funds	93,775	280,781
Trustees’ fees payable	3,901	2,778
Accrued expenses	452,728	252,768
Total Liabilities	1,462,658	972,773
Total Net Assets	$716,192,645	$456,657,866

Net Assets:
Par value (Note 7)	$469	$301
Paid-in capital in excess of par value	623,533,800	403,199,418
Total distributable earnings (loss)	92,658,376	53,458,147
Total Net Assets	$716,192,645	$456,657,866

Net Assets:
Class A	$699,714,075	$438,127,678
Class C	$14,674,363	$15,562,501
Class R	$71,473	$107,076
Class I	$1,732,734	$2,860,611

Shares Outstanding:
Class A	45,778,821	28,874,310
Class C	1,030,789	1,003,666
Class R	4,701	7,137
Class I	113,902	190,373

Net Asset Value:
Class A (and redemption price)	$15.28	$15.17
Class C*	$14.24	$15.51
Class R (and redemption price)	$15.20	$15.00
Class I (and redemption price)	$15.21	$15.03

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$16.21	$16.10

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	33

Statements of assets and liabilities (cont’d)

January 31, 2019

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$255,629,996	$111,532,926
Short-term investments, at cost	630,867	517,151
Investments in affiliated Underlying Funds, at value	$284,231,598	$120,929,512
Short-term investments, at value	630,867	517,151
Distributions receivable from affiliated Underlying Funds	319,802	194,029
Receivable for Fund shares sold	251,208	121,915
Interest receivable	1,589	713
Receivable from investment manager	—	106
Prepaid expenses	34,970	36,065
Total Assets	285,470,034	121,799,491

Liabilities:
Payable for investments in affiliated Underlying Funds	319,802	194,029
Payable for Fund shares repurchased	224,753	162,106
Service and/or distribution fees payable	66,414	27,008
Trustees’ fees payable	1,765	738
Payable to investment manager	61	—
Accrued expenses	167,864	80,654
Total Liabilities	780,659	464,535
Total Net Assets	$284,689,375	$121,334,956

Net Assets:
Par value (Note 7)	$207	$95
Paid-in capital in excess of par value	254,225,260	114,730,241
Total distributable earnings (loss)	30,463,908	6,604,620
Total Net Assets	$284,689,375	$121,334,956

Net Assets:
Class A	$270,729,282	$116,313,399
Class C	$12,191,472	$1,694,227
Class C1	—	$2,004,571
Class R	$47,963	$60,059
Class I	$1,720,658	$1,262,700

Shares Outstanding:
Class A	19,702,794	9,112,959
Class C	849,451	133,392
Class C1	—	153,382
Class R	3,483	4,709
Class I	125,345	99,150

Net Asset Value:
Class A (and redemption price)	$13.74	$12.76
Class C*	$14.35	$12.70
Class C1*	—	$13.07
Class R (and redemption price)	$13.77	$12.75
Class I (and redemption price)	$13.73	$12.74

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.58	$13.33

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2019 Annual Report

Statements of operations

For the Year Ended January 31, 2019

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$13,483,474	$10,619,190
Interest	44,992	29,015
Other affiliated income	1,158	740
Total Investment Income	13,529,624	10,648,945

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,997,890	1,316,444
Transfer agent fees (Note 5)	1,338,003	704,524
Registration fees	97,012	90,878
Shareholder reports	57,566	36,511
Trustees’ fees	50,151	32,097
Audit and tax fees	41,141	40,240
Fund accounting fees	33,214	31,295
Legal fees	24,344	26,701
Insurance	9,958	6,706
Custody fees	743	708
Miscellaneous expenses	9,226	5,015
Total Expenses	3,659,248	2,291,119
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(364)	(387)
Net Expenses	3,658,884	2,290,732
Net Investment Income	9,870,740	8,358,213

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	17,300,964	10,050,996
Capital gain distributions from affiliated Underlying Funds	25,950,560	14,794,447
Net Realized Gain	43,251,524	24,845,443
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(105,635,397)	(57,291,846)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(62,383,873)	(32,446,403)
Decrease in Net Assets From Operations	$(52,513,133)	$(24,088,190)

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	35

Statements of operations (cont’d)

For the Year Ended January 31, 2019

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$7,822,545	$3,898,064
Interest	14,031	8,283
Other affiliated income	470	199
Total Investment Income	7,837,046	3,906,546

Expenses:
Service and/or distribution fees (Notes 2 and 5)	838,403	337,106
Transfer agent fees (Note 5)	416,465	165,862
Registration fees	91,234	100,067
Audit and tax fees	39,642	39,003
Fund accounting fees	30,061	28,851
Legal fees	25,776	26,533
Shareholder reports	24,407	10,801
Trustees’ fees	20,170	8,413
Insurance	4,818	2,507
Custody fees	744	797
Interest expense	147	45
Miscellaneous expenses	7,741	5,003
Total Expenses	1,499,608	724,988
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(282)	(2,255)
Net Expenses	1,499,326	722,733
Net Investment Income	6,337,720	3,183,813

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	6,412,749	666,938
Capital gain distributions from affiliated Underlying Funds	7,455,244	1,959,608
Net Realized Gain	13,867,993	2,626,546
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(28,421,205)	(7,510,394)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(14,553,212)	(4,883,848)
Decrease in Net Assets From Operations	$(8,215,492)	$(1,700,035)

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2019 Annual Report

Statements of changes in net assets

QS Growth Fund

For the Years Ended January 31,	2019	2018

Operations:
Net investment income	$9,870,740	$6,770,504
Net realized gain	43,251,524	97,035,011
Change in net unrealized appreciation (depreciation)	(105,635,397)	33,570,776
Increase (Decrease) in Net Assets From Operations	(52,513,133)	137,376,291

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(41,581,288)	(88,825,701)
Decrease in Net Assets From Distributions to Shareholders	(41,581,288)	(88,825,701)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,467,347	43,466,571
Reinvestment of distributions	41,487,899	88,575,861
Cost of shares repurchased	(89,685,747)	(87,639,869)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,730,501)	44,402,563
Increase (Decrease) in Net Assets	(100,824,922)	92,953,153

Net Assets:
Beginning of year	817,017,567	724,064,414
End of year(b)	$716,192,645	$817,017,567

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 10. For the year ended January 31, 2018, distributions from net investment income and net realized gains were $8,650,061 and $80,175,640, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 10. For the year ended January 31, 2018, end of year net assets included undistributed net investment income of $540,116.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	37

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Years Ended January 31,	2019	2018

Operations:
Net investment income	$8,358,213	$6,110,701
Net realized gain	24,845,443	56,636,018
Change in net unrealized appreciation (depreciation)	(57,291,846)	17,189,888
Increase (Decrease) in Net Assets From Operations	(24,088,190)	79,936,607

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(27,507,885)	(51,398,106)
Decrease in Net Assets From Distributions to Shareholders	(27,507,885)	(51,398,106)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,755,326	32,517,524
Reinvestment of distributions	27,408,631	51,182,610
Cost of shares repurchased	(65,850,945)	(66,572,126)
Increase (Decrease) in Net Assets From Fund Share Transactions	(7,686,988)	17,128,008
Increase (Decrease) in Net Assets	(59,283,063)	45,666,509

Net Assets:
Beginning of year	515,940,929	470,274,420
End of year(b)	$456,657,866	$515,940,929

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 10. For the year ended January 31, 2018, distributions from net investment income and net realized gains were $6,865,018 and $44,533,088, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 10. For the year ended January 31, 2018, end of year net assets included undistributed net investment income of $488,582.

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

For the Years Ended January 31,	2019	2018

Operations:
Net investment income	$6,337,720	$4,744,442
Net realized gain	13,867,993	28,588,218
Change in net unrealized appreciation (depreciation)	(28,421,205)	7,616,453
Increase (Decrease) in Net Assets From Operations	(8,215,492)	40,949,113

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(16,934,968)	(25,562,435)
Decrease in Net Assets From Distributions to Shareholders	(16,934,968)	(25,562,435)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,855,337	38,604,337
Reinvestment of distributions	16,841,253	25,396,686
Cost of shares repurchased	(59,204,039)	(61,947,841)
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,507,449)	2,053,182
Increase (Decrease) in Net Assets	(38,657,909)	17,439,860

Net Assets:
Beginning of year	323,347,284	305,907,424
End of year(b)	$284,689,375	$323,347,284

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 10. For the year ended January 31, 2018, distributions from net investment income and net realized gains were $5,391,065 and $20,171,370, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 10. For the year ended January 31, 2018, end of year net assets included undistributed net investment income of $307,749.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	39

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Years Ended January 31,	2019	2018

Operations:
Net investment income	$3,183,813	$2,661,844
Net realized gain	2,626,546	11,116,900
Change in net unrealized appreciation (depreciation)	(7,510,394)	(832,471)
Increase (Decrease) in Net Assets From Operations	(1,700,035)	12,946,273

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(5,550,675)	(11,012,553)
Decrease in Net Assets From Distributions to Shareholders	(5,550,675)	(11,012,553)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,035,364	12,888,193
Reinvestment of distributions	5,522,324	10,945,654
Cost of shares repurchased	(23,709,647)	(26,228,964)
Decrease in Net Assets From Fund Share Transactions	(6,151,959)	(2,395,117)
Decrease in Net Assets	(13,402,669)	(461,397)

Net Assets:
Beginning of year	134,737,625	135,199,022
End of year(b)	$121,334,956	$134,737,625

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 10. For the year ended January 31, 2018, distributions from net investment income and net realized gains were $3,020,016 and $7,992,537, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 10. For the year ended January 31, 2018, end of year net assets included undistributed net investment income of $107,526.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2019 Annual Report

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$17.34	$16.31	$14.60	$17.23	$17.22

Income (loss) from operations:
Net investment income	0.21	0.16	0.16	0.13	0.12
Net realized and unrealized gain (loss)	(1.37)	2.92	2.23	(0.98)	0.60
Total income (loss) from operations	(1.16)	3.08	2.39	(0.85)	0.72

Less distributions from:
Net investment income	(0.29)	(0.20)	(0.16)	(0.15)	(0.19)
Net realized gains	(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.90)	(2.05)	(0.68)	(1.78)	(0.71)

Net asset value, end of year	$15.28	$17.34	$16.31	$14.60	$17.23
Total return[2]	(6.53)%	19.69%	16.68%	(5.82)%	4.11%

Net assets, end of year (millions)	$700	$796	$703	$608	$664

Ratios to average net assets:
Gross expenses[3]	0.47%	0.48%	0.54%	0.54%	0.55%
Net expenses[3,4]	0.47	0.48 [5]	0.54	0.54	0.55
Net investment income	1.33	0.91	1.03	0.76	0.69

Portfolio turnover rate	15%	40%[6]	20%	44%[6]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	41

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$16.20	$15.36	$13.80	$16.38	$16.44

Income (loss) from operations:
Net investment income	0.09	0.03	0.04	0.01	0.02
Net realized and unrealized gain (loss)	(1.26)	2.75	2.10	(0.92)	0.56
Total income (loss) from operations	(1.17)	2.78	2.14	(0.91)	0.58

Less distributions from:
Net investment income	(0.18)	(0.09)	(0.06)	(0.04)	(0.12)
Net realized gains	(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.79)	(1.94)	(0.58)	(1.67)	(0.64)

Net asset value, end of year	$14.24	$16.20	$15.36	$13.80	$16.38
Total return[2]	(7.11)%	18.90%	15.81%	(6.43)%	3.45%

Net assets, end of year (000s)	$14,674	$19,018	$19,662	$20,526	$24,222

Ratios to average net assets:
Gross expenses[3]	1.15%	1.18%	1.22%	1.24%	1.22%
Net expenses[3,4]	1.15	1.18 [5]	1.22	1.24	1.22
Net investment income	0.61	0.16	0.26	0.04	0.15

Portfolio turnover rate	15%	40%[6]	20%	44%[6]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2019 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019	2018	2017	2016	2015[2]

Net asset value, beginning of year	$17.23	$16.21	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income	0.18	0.08	0.20	0.10	0.11
Net realized and unrealized gain (loss)	(1.37)	2.92	2.14	(1.00)	(0.36)
Total income (loss) from operations	(1.19)	3.00	2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.23)	(0.13)	(0.16)	(0.12)	(0.20)
Net realized gains	(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.84)	(1.98)	(0.68)	(1.75)	(0.72)

Net asset value, end of year	$15.20	$17.23	$16.21	$14.55	$17.20
Total return[3]	(6.81)%	19.29%	16.39%	(6.07)%	(1.46)%

Net assets, end of year (000s)	$71	$56	$46	$18	$10

Ratios to average net assets:
Gross expenses[4]	1.37%	1.44%	1.46%	1.21%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	1.13	0.44	1.27	0.59	0.92 [5]

Portfolio turnover rate	15%	40%[8]	20%	44%[8]	29%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	43

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$17.27	$16.25	$14.54	$17.18	$17.17

Income (loss) from operations:
Net investment income	0.27	0.20	0.21	0.19	0.25
Net realized and unrealized gain (loss)	(1.38)	2.92	2.23	(0.99)	0.53
Total income (loss) from operations	(1.11)	3.12	2.44	(0.80)	0.78

Less distributions from:
Net investment income	(0.34)	(0.25)	(0.21)	(0.21)	(0.25)
Net realized gains	(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.95)	(2.10)	(0.73)	(1.84)	(0.77)

Net asset value, end of year	$15.21	$17.27	$16.25	$14.54	$17.18
Total return[2]	(6.24)%	20.00%	17.06%	(5.55)%	4.43%

Net assets, end of year (000s)	$1,733	$1,526	$1,336	$1,571	$2,259

Ratios to average net assets:
Gross expenses[3]	0.18%	0.21%	0.22%	0.20%	0.28%
Net expenses[3,4]	0.18	0.21	0.22	0.20	0.28
Net investment income	1.71	1.18	1.35	1.09	1.40

Portfolio turnover rate	15%	40%[5]	20%	44%[5]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

44	QS Asset Allocation Funds 2019 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$16.93	$16.01	$14.59	$16.77	$16.29

Income (loss) from operations:
Net investment income	0.28	0.22	0.22	0.19	0.20
Net realized and unrealized gain (loss)	(1.11)	2.53	1.92	(0.91)	0.55
Total income (loss) from operations	(0.83)	2.75	2.14	(0.72)	0.75

Less distributions from:
Net investment income	(0.34)	(0.25)	(0.24)	(0.21)	(0.27)
Net realized gains	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.93)	(1.83)	(0.72)	(1.46)	(0.27)

Net asset value, end of year	$15.17	$16.93	$16.01	$14.59	$16.77
Total return[2]	(4.70)%	17.71%	14.88%	(4.78)%	4.55%

Net assets, end of year (millions)	$438	$489	$443	$396	$435

Ratios to average net assets:
Gross expenses[3]	0.46%	0.46%	0.52%	0.50%	0.51%
Net expenses[3,4]	0.46	0.46 [5]	0.52	0.50	0.51
Net investment income	1.77	1.28	1.41	1.15	1.16

Portfolio turnover rate	15%	42%[6]	21%	47%[6]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	45

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$17.25	$16.28	$14.82	$17.01	$16.54

Income (loss) from operations:
Net investment income	0.16	0.09	0.10	0.07	0.10
Net realized and unrealized gain (loss)	(1.09)	2.58	1.95	(0.93)	0.54
Total income (loss) from operations	(0.93)	2.67	2.05	(0.86)	0.64

Less distributions from:
Net investment income	(0.22)	(0.12)	(0.11)	(0.08)	(0.17)
Net realized gains	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.81)	(1.70)	(0.59)	(1.33)	(0.17)

Net asset value, end of year	$15.51	$17.25	$16.28	$14.82	$17.01
Total return[2]	(5.29)%	16.92%	14.06%	(5.47)%	3.83%

Net assets, end of year (000s)	$15,563	$20,674	$21,749	$22,737	$26,416

Ratios to average net assets:
Gross expenses[3]	1.14%	1.17%	1.21%	1.21%	1.20%
Net expenses[3,4]	1.14 [5]	1.17 [5]	1.21	1.21	1.20
Net investment income	0.99	0.53	0.63	0.43	0.55

Portfolio turnover rate	15%	42%[6]	21%	47%[6]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

46	QS Asset Allocation Funds 2019 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019	2018	2017	2016	2015[2]

Net asset value, beginning of year	$16.73	$15.87	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.24	0.19	0.25	0.19	0.15
Net realized and unrealized gain (loss)	(1.10)	2.47	1.82	(0.97)	(0.30)
Total income (loss) from operations	(0.86)	2.66	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.28)	(0.22)	(0.24)	(0.19)	(0.27)
Net realized gains	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.87)	(1.80)	(0.72)	(1.44)	(0.27)

Net asset value, end of year	$15.00	$16.73	$15.87	$14.52	$16.74
Total return[3]	(4.97)%	17.29%	14.51%	(5.13)%	(0.89)%

Net assets, end of year (000s)	$107	$96	$57	$14	$10

Ratios to average net assets:
Gross expenses[4]	1.13%	1.24%	1.38%	1.47%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	1.53	1.15	1.64	1.15	1.27 [5]

Portfolio turnover rate	15%	42%[8]	21%	47%[8]	27%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	47

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$16.78	$15.88	$14.47	$16.66	$16.19

Income (loss) from operations:
Net investment income	0.34	0.26	0.27	0.24	0.34
Net realized and unrealized gain (loss)	(1.11)	2.51	1.91	(0.92)	0.46
Total income (loss) from operations	(0.77)	2.77	2.18	(0.68)	0.80

Less distributions from:
Net investment income	(0.39)	(0.29)	(0.29)	(0.26)	(0.33)
Net realized gains	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.98)	(1.87)	(0.77)	(1.51)	(0.33)

Net asset value, end of year	$15.03	$16.78	$15.88	$14.47	$16.66
Total return[2]	(4.38)%	18.03%	15.30%	(4.59)%	4.86%

Net assets, end of year (000s)	$2,861	$6,225	$5,615	$4,946	$5,503

Ratios to average net assets:
Gross expenses[3]	0.18%	0.17%	0.19%	0.22%	0.21%
Net expenses[3,4]	0.18	0.17	0.19	0.22	0.21
Net investment income	2.14	1.57	1.78	1.44	2.02

Portfolio turnover rate	15%	42%[5]	21%	47%[5]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$14.94	$14.25	$13.21	$14.70	$14.35

Income (loss) from operations:
Net investment income	0.30	0.23	0.25	0.24	0.26
Net realized and unrealized gain (loss)	(0.68)	1.71	1.37	(0.76)	0.39
Total income (loss) from operations	(0.38)	1.94	1.62	(0.52)	0.65

Less distributions from:
Net investment income	(0.35)	(0.27)	(0.28)	(0.26)	(0.30)
Net realized gains	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.82)	(1.25)	(0.58)	(0.97)	(0.30)

Net asset value, end of year	$13.74	$14.94	$14.25	$13.21	$14.70
Total return[2]	(2.39)%	13.97%	12.38%	(3.80)%	4.51%

Net assets, end of year (millions)	$271	$297	$281	$255	$278

Ratios to average net assets:
Gross expenses[3]	0.47%	0.47%	0.50%	0.49%	0.49%
Net expenses[3,4]	0.47	0.47 [5]	0.50	0.49	0.49
Net investment income	2.14	1.55	1.83	1.63	1.75

Portfolio turnover rate	12%	37%[6]	20%	52%[6]	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	49

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$15.55	$14.77	$13.68	$15.18	$14.81

Income (loss) from operations:
Net investment income	0.19	0.13	0.15	0.13	0.17
Net realized and unrealized gain (loss)	(0.70)	1.77	1.42	(0.78)	0.39
Total income (loss) from operations	(0.51)	1.90	1.57	(0.65)	0.56

Less distributions from:
Net investment income	(0.22)	(0.14)	(0.18)	(0.14)	(0.19)
Net realized gains	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.69)	(1.12)	(0.48)	(0.85)	(0.19)

Net asset value, end of year	$14.35	$15.55	$14.77	$13.68	$15.18
Total return[2]	(3.11)%	13.18%	11.52%	(4.47)%	3.76%

Net assets, end of year (000s)	$12,191	$18,315	$17,495	$18,507	$20,864

Ratios to average net assets:
Gross expenses[3]	1.20%	1.19%	1.23%	1.23%	1.22%
Net expenses[3,4]	1.20	1.19 [5]	1.23	1.23	1.22
Net investment income	1.29	0.85	1.03	0.88	1.09

Portfolio turnover rate	12%	37%[6]	20%	52%[6]	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

50	QS Asset Allocation Funds 2019 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019	2018	2017	2016	2015[2]

Net asset value, beginning of year	$14.90	$14.21	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.21	0.17	0.24	0.21	0.17
Net realized and unrealized gain (loss)	(0.63)	1.71	1.33	(0.76)	(0.22)
Total income (loss) from operations	(0.42)	1.88	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.24)	(0.21)	(0.25)	(0.23)	(0.24)
Net realized gains	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.71)	(1.19)	(0.55)	(0.94)	(0.24)

Net asset value, end of year	$13.77	$14.90	$14.21	$13.19	$14.68
Total return[3]	(2.67)%	13.58%	11.99%	(4.00)%	(0.36)%

Net assets, end of year (000s)	$48	$74	$73	$42	$10

Ratios to average net assets:
Gross expenses[4]	1.30%	1.21%	1.22%	0.96%	0.77%[5]
Net expenses[4,6,7]	0.80	0.80	0.80	0.80	0.77 [5]
Net investment income	1.48	1.16	1.70	1.43	1.72 [5]

Portfolio turnover rate	12%	37%[8]	20%	52%[8]	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	51

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2019	2018	2017	2016	2015[2]	2009

Net asset value, beginning of year	$14.93	$14.24	$13.20	$14.69	$15.16	$12.11

Income (loss) from operations:
Net investment income	0.32	0.27	0.29	0.27	0.31	0.43	[3]
Net realized and unrealized gain (loss)	(0.67)	1.70	1.37	(0.76)	(0.54)	(3.60)
Total income (loss) from operations	(0.35)	1.97	1.66	(0.49)	(0.23)	(3.17)

Less distributions from:
Net investment income	(0.38)	(0.30)	(0.32)	(0.29)	(0.24)	(0.38)
Net realized gains	(0.47)	(0.98)	(0.30)	(0.71)	—	(0.36)
Total distributions	(0.85)	(1.28)	(0.62)	(1.00)	(0.24)	(0.74)

Net asset value, end of year	$13.73	$14.93	$14.24	$13.20	$14.69	$8.20
Total return[4]	(2.15)%	14.25%	12.61%	(3.49)%	(1.53)%	(27.43)%

Net assets, end of year (000s)	$1,721	$7,751	$7,431	$6,737	$7,413	$589

Ratios to average net assets:
Gross expenses[5]	0.24%	0.22%	0.23%	0.27%	0.07%[6]	0.10%
Net expenses[5,7]	0.24	0.22	0.23	0.25 [8]	0.07 [6]	0.10	[8]
Net investment income	2.24	1.80	2.10	1.87	4.09 [6]	4.16	[3]

Portfolio turnover rate	12%	37%[9]	20%	52%[9]	23%[10]	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

52	QS Asset Allocation Funds 2019 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$13.50	$13.34	$12.58	$13.26	$12.98

Income (loss) from operations:
Net investment income	0.33	0.28	0.30	0.28	0.32
Net realized and unrealized gain (loss)	(0.49)	1.04	0.91	(0.67)	0.30
Total income (loss) from operations	(0.16)	1.32	1.21	(0.39)	0.62

Less distributions from:
Net investment income	(0.35)	(0.32)	(0.32)	(0.29)	(0.34)
Net realized gains	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.58)	(1.16)	(0.45)	(0.29)	(0.34)

Net asset value, end of year	$12.76	$13.50	$13.34	$12.58	$13.26
Total return[2]	(1.11)%	10.09%	9.58%	(2.91)%	4.81%

Net assets, end of year (millions)	$116	$126	$125	$118	$130

Ratios to average net assets:
Gross expenses[3]	0.56%	0.53%	0.54%	0.54%	0.52%
Net expenses[3,4]	0.56	0.53 [5]	0.54	0.54	0.52
Net investment income	2.54	2.01	2.30	2.09	2.37

Portfolio turnover rate	9%	38%[6]	18%	53%[6]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	53

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$13.43	$13.26	$12.52	$13.19	$12.91

Income (loss) from operations:
Net investment income	0.22	0.17	0.23	0.19	0.21
Net realized and unrealized gain (loss)	(0.48)	1.04	0.88	(0.65)	0.30
Total income (loss) from operations	(0.26)	1.21	1.11	(0.46)	0.51

Less distributions from:
Net investment income	(0.24)	(0.20)	(0.24)	(0.21)	(0.23)
Net realized gains	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.47)	(1.04)	(0.37)	(0.21)	(0.23)

Net asset value, end of year	$12.70	$13.43	$13.26	$12.52	$13.19
Total return[2]	(1.85)%	9.31%	8.89%	(3.54)%	3.92%

Net assets, end of year (000s)	$1,694	$2,814	$4,539	$3,133	$2,949

Ratios to average net assets:
Gross expenses[3]	1.28%	1.27%	1.23%	1.22%	1.33%
Net expenses[3,4]	1.28	1.27	1.23	1.22	1.33
Net investment income	1.67	1.25	1.77	1.46	1.56

Portfolio turnover rate	9%	38%[5]	18%	53%[5]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

54	QS Asset Allocation Funds 2019 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$13.81	$13.60	$12.83	$13.50	$13.21

Income (loss) from operations:
Net investment income	0.25	0.21	0.23	0.21	0.25
Net realized and unrealized gain (loss)	(0.48)	1.08	0.92	(0.66)	0.31
Total income (loss) from operations	(0.23)	1.29	1.15	(0.45)	0.56

Less distributions from:
Net investment income	(0.28)	(0.24)	(0.25)	(0.22)	(0.27)
Net realized gains	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.51)	(1.08)	(0.38)	(0.22)	(0.27)

Net asset value, end of year	$13.07	$13.81	$13.60	$12.83	$13.50
Total return[2]	(1.53)%	9.60%	9.00%	(3.35)%	4.21%

Net assets, end of year (000s)	$2,005	$2,937	$3,363	$3,937	$4,927

Ratios to average net assets:
Gross expenses[3]	1.03%	1.01%	1.04%	1.04%	1.06%
Net expenses[3,4]	1.03	1.01 [5]	1.04	1.04	1.06
Net investment income	1.91	1.50	1.74	1.58	1.86

Portfolio turnover rate	9%	38%[6]	18%	53%[6]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	55

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019	2018	2017	2016	2015[2]

Net asset value, beginning of year	$13.47	$13.30	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.30	0.24	0.29	0.25	0.20
Net realized and unrealized gain (loss)	(0.50)	1.05	0.88	(0.67)	(0.19)
Total income (loss) from operations	(0.20)	1.29	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.29)	(0.28)	(0.30)	(0.26)	(0.27)
Net realized gains	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.52)	(1.12)	(0.43)	(0.26)	(0.27)

Net asset value, end of year	$12.75	$13.47	$13.30	$12.56	$13.24
Total return[3]	(1.39)%	9.82%	9.33%	(3.12)%	0.05%

Net assets, end of year (000s)	$60	$57	$42	$18	$17

Ratios to average net assets:
Gross expenses[4]	1.39%	1.51%	1.60%	1.50%	0.78%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.78 [5]
Net investment income	2.34	1.77	2.21	1.93	2.25 [5]

Portfolio turnover rate	9%	38%[8]	18%	53%[8]	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

56	QS Asset Allocation Funds 2019 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$13.47	$13.31	$12.56	$13.23	$12.97

Income (loss) from operations:
Net investment income	0.36	0.32	0.34	0.31	0.40
Net realized and unrealized gain (loss)	(0.48)	1.04	0.90	(0.65)	0.23
Total income (loss) from operations	(0.12)	1.36	1.24	(0.34)	0.63

Less distributions from:
Net investment income	(0.38)	(0.36)	(0.36)	(0.33)	(0.37)
Net realized gains	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.61)	(1.20)	(0.49)	(0.33)	(0.37)

Net asset value, end of year	$12.74	$13.47	$13.31	$12.56	$13.23
Total return[2]	(0.74)%	10.43%	9.92%	(2.62)%	4.89%

Net assets, end of year (000s)	$1,263	$3,065	$2,374	$2,233	$2,388

Ratios to average net assets:
Gross expenses[3]	0.32%	0.29%	0.29%	0.34%	0.30%
Net expenses[3,4]	0.25 [5]	0.25 [5]	0.25 [5]	0.25 [5]	0.30
Net investment income	2.80	2.34	2.58	2.37	2.97

Portfolio turnover rate	9%	38%[6]	18%	53%[6]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Annual Report	57

Notes to financial statements

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

58	QS Asset Allocation Funds 2019 Annual Report

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$714,948,713	—	—	$714,948,713
Short-term investments†	2,387,778	—	—	2,387,778
Total investments	$717,336,491	—	—	$717,336,491

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$455,735,414	—	—	$455,735,414
Short-term investments†	1,256,121	—	—	1,256,121
Total investments	$456,991,535	—	—	$456,991,535

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$284,231,598	—	—	$284,231,598
Short-term investments†	630,867	—	—	630,867
Total investments	$284,862,465	—	—	$284,862,465

†	See Schedule of Investments for additional detailed categorizations.

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$120,929,512	—	—	$120,929,512
Short-term investments†	517,151	—	—	517,151
Total investments	$121,446,663	—	—	$121,446,663

†	See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2019 Annual Report	59

Notes to financial statements (cont’d)

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2019, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

60	QS Asset Allocation Funds 2019 Annual Report

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the year ended January 31, 2019, fees waived and/or reimbursed were as follows:

Growth Fund	$364
Moderate Growth Fund	387
Conservative Growth Fund	282
Defensive Growth Fund	2,255

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended January 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C		Class C1
Growth Fund	$220,047	$1,299	$291		—
Moderate Growth Fund	150,736	382	309		—
Conservative Growth Fund	125,152	477	1,074		—
Defensive Growth Fund	31,507	—	0	*	—

*	Amount represents less than $1.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$111,203,719	$122,485,042
Moderate Growth Fund	73,729,046	86,455,255
Conservative Growth Fund	36,979,197	53,342,401
Defensive Growth Fund	11,127,671	17,800,000

At January 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$657,219,566	$76,899,828	$(16,782,903)	$60,116,925

QS Asset Allocation Funds 2019 Annual Report	61

Notes to financial statements (cont’d)

Moderate Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$421,189,898	$45,833,767	$(10,032,130)	$35,801,637

Conservative Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$264,198,649	$27,328,696	$(6,664,880)	$20,663,816

Defensive Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$116,933,044	$7,454,298	$(2,940,679)	$4,513,619

4. Derivative instruments and hedging activities

During the year ended January 31, 2019, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$1,831,134	$1,317,203
Class C	166,433	17,827
Class R	323	531
Class I	—	2,442
Total	$1,997,890	$1,338,003

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$1,136,077		$680,797
Class C	179,876	†	15,873
Class R	491		568
Class I	—		7,286
Total	$1,316,444		$704,524

†	Amounts shown are exclusive of expense reimbursements. For the year ended January 31, 2019, the service and/or distribution fees reimbursed amounted to $60 for Class C shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$701,088	$389,273
Class C	137,035	15,877
Class R	280	405
Class I	—	10,910
Total	$838,403	$416,465

62	QS Asset Allocation Funds 2019 Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$298,283	$155,486
Class C	21,420	2,194
Class C1	17,112	3,847
Class R	291	418
Class I	—	3,917
Total	$337,106	$165,862

For the year ended January 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class C	—
Class R	$364
Class I	—
Total	$364

Moderate Growth Fund
Class A	—
Class C	$60
Class R	327
Class I	—
Total	$387

Conservative Growth Fund
Class A	—
Class C	—
Class R	$282
Class I	—
Total	$282

Defensive Growth Fund
Class A	—
Class C	—
Class C1	—
Class R	$346
Class I	1,909
Total	$2,255

6. Distributions to shareholders by class

	Year Ended January 31, 2019	Year Ended January 31, 2018

Growth Fund

Net Investment Income:
Class A	$13,166,479	$8,527,153
Class C	192,276	100,811
Class R	1,000	365
Class I	40,296	21,732
Total	$13,400,051	$8,650,061

QS Asset Allocation Funds 2019 Annual Report	63

Notes to financial statements (cont’d)

	Year Ended January 31, 2019	Year Ended January 31, 2018

Growth Fund continued

Net Realized Gains:
Class A	$27,447,504	$77,947,426
Class C	662,525	2,059,983
Class R	2,527	5,451
Class I	68,681	162,780
Total	$28,181,237	$80,175,640

Moderate Growth Fund

Net Investment Income:
Class A	$9,668,655	$6,618,283
Class C	225,164	143,357
Class R	1,864	1,242
Class I	154,328	102,136
Total	$10,050,011	$6,865,018

Net Realized Gains:
Class A	$16,582,895	$42,140,394
Class C	644,450	1,833,813
Class R	3,906	8,498
Class I	226,623	550,383
Total	$17,457,874	$44,533,088

Conservative Growth Fund

Net Investment Income:
Class A	$6,738,141	$5,074,848
Class C	190,299	166,487
Class R	816	1,006
Class I	178,553	148,724
Total	$7,107,809	$5,391,065

Net Realized Gains:
Class A	$9,190,183	$18,572,386
Class C	417,124	1,113,837
Class R	1,360	4,679
Class I	218,492	480,468
Total	$9,827,159	$20,171,370

Defensive Growth Fund

Net Investment Income:
Class A	$3,155,973	$2,849,558
Class C	36,576	43,908
Class C1	47,895	50,754
Class R	1,300	1,056
Class I	76,277	74,740
Total	$3,318,021	$3,020,016

Net Realized Gains:
Class A	$2,107,313	$7,458,351
Class C	36,576	178,143
Class C1	41,557	169,761
Class R	1,074	3,272
Class I	46,134	183,010
Total	$2,232,654	$7,992,537

64	QS Asset Allocation Funds 2019 Annual Report

7. Shares of beneficial interest

At January 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2019		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	2,319,968	$37,431,658	2,358,553	$40,412,796
Shares issued on reinvestment	2,675,279	40,525,978	5,174,228	86,259,371
Shares repurchased	(5,144,766)	(82,978,258)	(4,707,435)	(80,615,807)
Net increase (decrease)	(149,519)	$(5,020,622)	2,825,346	$46,056,360

Class C
Shares sold	126,975	$1,917,555	105,630	$1,702,655
Shares issued on reinvestment	59,782	851,697	137,460	2,145,106
Shares repurchased	(329,882)	(4,914,452)	(348,875)	(5,601,329)
Net decrease	(143,125)	$(2,145,200)	(105,785)	$(1,753,568)

Class R
Shares sold	2,026	$32,520	2,133	$36,188
Shares issued on reinvestment	234	3,527	351	5,816
Shares repurchased	(815)	(13,334)	(2,041)	(34,830)
Net increase	1,445	$22,713	443	$7,174

Class I
Shares sold	132,638	$2,085,614	77,696	$1,314,932
Shares issued on reinvestment	7,120	106,697	9,970	165,568
Shares repurchased	(114,222)	(1,779,703)	(81,504)	(1,387,903)
Net increase	25,536	$412,608	6,162	$92,597

Moderate Growth Fund
Class A
Shares sold	1,754,039	$27,928,047	1,707,561	$28,778,660
Shares issued on reinvestment	1,753,804	26,161,522	2,964,928	48,554,592
Shares repurchased	(3,521,620)	(55,985,976)	(3,454,002)	(58,137,456)
Net increase (decrease)	(13,777)	$(1,896,407)	1,218,487	$19,195,796

Class C
Shares sold	63,316	$1,037,701	99,194	$1,692,713
Shares issued on reinvestment	56,404	866,303	117,784	1,965,759
Shares repurchased	(314,716)	(5,072,604)	(354,024)	(6,037,694)
Net decrease	(194,996)	$(3,168,600)	(137,046)	$(2,379,222)

Class R
Shares sold	3,496	$54,596	2,758	$46,267
Shares issued on reinvestment	390	5,770	602	9,740
Shares repurchased	(2,472)	(39,588)	(1,220)	(20,468)
Net increase	1,414	$20,778	2,140	$35,539

Class I
Shares sold	110,323	$1,734,982	121,023	$1,999,884
Shares issued on reinvestment	25,447	375,036	40,203	652,519
Shares repurchased	(316,414)	(4,752,777)	(143,873)	(2,376,508)
Net increase (decrease)	(180,644)	$(2,642,759)	17,353	$275,895

QS Asset Allocation Funds 2019 Annual Report	65

Notes to financial statements (cont’d)

	Year Ended January 31, 2019		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	1,735,413	$24,710,983	2,104,758	$31,319,066
Shares issued on reinvestment	1,166,341	15,846,902	1,609,813	23,502,161
Shares repurchased	(3,091,678)	(43,766,299)	(3,540,049)	(52,634,852)
Net increase (decrease)	(189,924)	$(3,208,414)	174,522	$2,186,375

Class C
Shares sold	90,702	$1,353,916	436,222	$6,681,733
Shares issued on reinvestment	42,149	595,782	82,944	1,259,648
Shares repurchased	(461,197)	(6,906,533)	(525,929)	(8,018,798)
Net decrease	(328,346)	$(4,956,835)	(6,763)	$(77,417)

Class R
Shares sold	1,442	$20,479	804	$11,906
Shares issued on reinvestment	161	2,176	391	5,685
Shares repurchased	(3,053)	(44,421)	(1,424)	(21,356)
Net decrease	(1,450)	$(21,766)	(229)	$(3,765)

Class I
Shares sold	197,443	$2,769,959	40,184	$591,632
Shares issued on reinvestment	29,089	396,393	43,118	629,192
Shares repurchased	(620,301)	(8,486,786)	(86,163)	(1,272,835)
Net decrease	(393,769)	$(5,320,434)	(2,861)	$(52,011)

Defensive Growth Fund
Class A
Shares sold	889,587	$11,540,119	839,667	$11,570,799
Shares issued on reinvestment	414,016	5,234,935	766,167	10,245,306
Shares repurchased	(1,511,124)	(19,531,293)	(1,648,373)	(22,625,282)
Net decrease	(207,521)	$(2,756,239)	(42,539)	$(809,177)

Class C
Shares sold	4,987	$63,275	10,310	$142,688
Shares issued on reinvestment	5,818	73,152	16,707	221,975
Shares repurchased	(86,996)	(1,122,498)	(159,857)	(2,148,757)
Net decrease	(76,191)	$(986,071)	(132,840)	$(1,784,094)

Class C1
Shares sold	4,909	$64,902	18,679	$265,282
Shares issued on reinvestment	6,912	89,452	15,829	216,295
Shares repurchased	(71,182)	(942,863)	(68,993)	(968,495)
Net decrease	(59,361)	$(788,509)	(34,485)	$(486,918)

Class R
Shares sold	860	$11,121	1,375	$18,881
Shares issued on reinvestment	188	2,374	325	4,328
Shares repurchased	(590)	(7,676)	(626)	(8,650)
Net increase	458	$5,819	1,074	$14,559

Class I
Shares sold	27,972	$355,947	64,955	$890,543
Shares issued on reinvestment	9,688	122,411	19,316	257,750
Shares repurchased	(166,002)	(2,105,317)	(35,125)	(477,780)
Net increase (decrease)	(128,342)	$(1,626,959)	49,146	$670,513

66	QS Asset Allocation Funds 2019 Annual Report

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2019. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2019.

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$16,393,443	$1,172,131	112,630	$2,942,671	281,454	$(42,670)	$402,132	—	$(336,307)	$14,286,596
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	106,615,181	8,722,780	465,328	18,215,573	964,120	2,029,426	1,460,879	$6,301,901	(16,250,960)	80,871,428
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	35,744,203	3,340,817	300,448	6,472,061	569,686	647,938	450,009	2,185,808	(5,374,375)	27,238,584
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	18,879,917	1,711,142	143,190	2,990,567	234,922	(225,566)	621,142	—	(1,295,738)	16,304,754
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	7,522,840	693,093	60,479	1,107,939	89,334	(72,939)	212,635	10,458	(637,683)	6,470,311
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	46,588,334	2,679,205	46,707	9,288,990	156,997	776,011	—	2,519,204	(3,513,298)	36,465,251
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	67,757,665	10,387,033	898,851	3,455,799	274,501	54,200	582,033	—	(11,285,693)	63,403,206
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	17,037,314	1,703,363	165,290	2,539,245	241,386	(14,244)	373,363	—	(489,641)	15,711,791
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	85,278,823	13,421,801	874,401	2,434,590	139,276	(79,591)	2,181,799	—	(13,053,591)	83,212,443
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	48,683,546	4,394,587	406,394	4,779,034	358,026	(534,032)	2,069,374	1,595,213	(5,369,384)	42,929,715
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	25,395,758	2,210,112	205,241	4,206,678	308,366	68,322	95,387	1,754,725	(3,632,391)	19,766,801
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	10,562,459	739,022	67,118	551,551	46,389	(46,551)	269,022	—	(419,897)	10,330,033

QS Asset Allocation Funds 2019 Annual Report	67

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	$23,315,633	$2,388,071	12,095	$1,444,736	18,676	$2,970,264	$103,175	$2,284,897	$(6,571,433)	$17,687,535
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	48,714,971	2,358,479	102,276	6,767,028	448,352	4,242,966	517,571	1,840,909	(7,297,334)	37,009,088
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	40,039,837	7,833,306	760,595	889,996	74,477	5,003	688,306	—	(9,477,475)	37,505,672
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	53,677,107	1,460,316	32,201	11,311,597	270,044	1,703,402	149,873	1,310,443	(2,464,095)	41,361,731
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	35,791,006	1,350,391	39,052	4,249,574	146,850	1,135,430	180,569	964,822	(3,760,958)	29,130,865
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	5,959,656	514,519	15,106	653,008	54,565	1,536,991	—	514,519	(1,312,553)	4,508,614
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	72,996,396	4,014,387	325,634	6,516,791	551,888	583,209	1,808,214	1,641,173	(5,903,436)	64,590,556
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	31,681,073	3,307,801	212,260	3,534,883	316,995	2,790,119	308,544	2,999,257	(7,259,257)	24,194,734
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	97,390	29,810,520	2,682,999	7,745,275	675,191	(115,272)	318,747	27,231	921,916	23,084,551
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	83,046	5,267,423	645,005	420,478	52,529	(5,439)	282,280	—	(211,894)	4,718,097
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	15,748,871	1,723,420	157,052	2,666,014	236,275	(106,013)	408,420	—	(639,920)	14,166,357
	$814,564,469	$111,203,719		$105,184,078		$17,300,964	$13,483,474	$25,950,560	$(105,635,397)	$714,948,713

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Moderate Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$10,410,786	$683,917	65,751	$1,673,236	160,039	$(23,235)	$253,919	—	$(216,040)	$9,205,427
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	63,712,029	5,540,317	293,957	13,388,552	676,906	756,448	858,207	$3,702,110	(9,104,455)	46,759,339
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	17,315,140	1,648,752	147,929	3,620,654	318,556	344,346	214,051	1,039,701	(2,591,021)	12,752,217

68	QS Asset Allocation Funds 2019 Annual Report

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	$12,097,872	$903,198	76,566	$1,658,684	130,298	$(118,685)	$393,199	—	$(835,865)	$10,506,521
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	10,976,851	1,047,699	90,533	1,629,839	131,323	(89,839)	307,340	$15,357	(938,746)	9,455,965
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	19,853,969	1,266,770	21,747	4,596,322	77,373	298,678	—	1,046,800	(1,480,317)	15,044,100
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	33,807,489	5,581,167	483,665	1,487,479	118,708	102,521	296,168	—	(5,638,423)	32,262,754
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	10,911,998	1,039,243	101,136	1,567,915	149,407	(2,916)	239,243	—	(315,548)	10,067,778
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	32,108,864	7,701,268	499,421	1,706,901	97,636	(41,901)	871,267	—	(4,873,671)	33,229,560
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	31,102,080	2,564,237	239,850	2,498,633	190,154	(228,633)	1,326,602	1,022,635	(3,538,334)	27,629,350
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,137,494	1,227,354	113,399	2,614,711	191,768	35,289	51,936	955,416	(1,987,471)	10,762,666
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	6,761,960	167,504	15,780	89,369	7,516	(9,369)	167,504	—	(281,907)	6,558,188
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	13,273,948	1,615,593	8,019	1,404,548	13,595	1,770,452	56,610	1,283,983	(3,780,226)	9,704,767
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	26,850,898	1,700,148	73,751	4,169,021	287,245	2,845,979	280,930	999,219	(4,503,355)	19,878,670
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	15,595,662	3,924,515	385,714	321,527	26,907	3,473	284,515	—	(3,695,492)	15,503,158
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	32,619,503	872,729	19,244	6,623,203	175,070	1,786,797	89,569	783,161	(2,268,535)	24,600,494
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	10,859,566	342,090	10,059	1,150,665	47,820	604,335	53,606	288,483	(1,389,229)	8,661,762
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	8,195,178	725,291	21,294	2,443,305	73,704	496,695	—	725,291	(210,739)	6,266,425
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	46,572,650	2,207,892	181,097	3,449,883	294,356	345,117	1,151,014	1,056,879	(3,735,790)	41,594,869

QS Asset Allocation Funds 2019 Annual Report	69

Notes to financial statements (cont’d)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	$18,167,091	$1,853,810	118,978	$2,234,832	197,204	$1,705,168	$173,050	$1,680,760	$(4,216,223)	$13,569,846
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	13,828,607	8,462,980	689,464	3,899,310	305,692	(139,310)	527,912	—	107,204	18,499,481
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	33,547,911	20,655,078	1,820,434	8,722,867	750,273	(207,867)	1,520,311	194,652	(451,730)	45,028,392
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	22,896,425	1,245,651	156,802	4,143,715	503,657	(138,458)	1,240,394	—	(930,636)	19,067,725
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	10,098,502	751,843	69,773	1,309,088	116,740	(44,089)	261,843	—	(415,297)	9,125,960
	$515,702,473	$73,729,046		$76,404,259		$10,050,996	$10,619,190	$14,794,447	$(57,291,846)	$455,735,414

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Conservative Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$6,665,907	$159,272	15,482	$807,230	77,247	$(12,231)	$159,271	—	$(138,118)	$5,879,831
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	20,313,136	1,771,438	93,852	4,192,309	253,356	997,691	268,442	$1,157,997	(3,675,440)	14,216,825
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	7,223,703	690,679	61,898	1,755,342	154,078	119,657	88,041	427,638	(1,070,105)	5,088,935
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	9,600,671	783,942	75,881	1,174,301	101,671	(94,301)	316,185	7,756	(751,156)	8,459,156
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	7,714,517	492,401	41,759	928,904	72,970	(58,905)	247,401	—	(542,735)	6,735,279
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	7,503,323	622,784	54,374	913,562	73,608	(43,562)	207,484	10,301	(650,766)	6,561,779
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	7,203,228	376,598	6,618	1,781,155	30,004	83,845	—	376,598	(524,731)	5,273,940
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	12,542,887	2,220,479	192,535	1,233,051	97,941	(18,052)	105,479	—	(2,040,032)	11,490,283
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	6,938,411	546,445	53,382	911,223	86,874	(1,223)	151,445	—	(200,540)	6,373,093
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	1,220,342	2,931,741	190,094	43,838	2,514	(3,838)	101,741	—	(227,922)	3,880,323
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	19,540,872	1,488,106	140,769	1,406,576	107,046	(151,576)	840,326	647,780	(2,236,358)	17,386,044

70	QS Asset Allocation Funds 2019 Annual Report

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Conservative Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	$8,129,800	$746,988	67,975	$1,775,840	129,934	$(30,839)	$29,748	$547,240	$(1,106,281)	$5,994,667
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	4,300,519	105,567	9,943	197,563	16,616	(17,563)	105,567	—	(168,575)	4,039,948
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	5,925,173	584,001	2,958	966,725	6,874	573,276	25,231	558,769	(1,495,137)	4,047,312
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	19,350,912	1,235,717	53,606	3,550,257	231,165	2,039,743	198,760	706,956	(3,252,174)	13,784,198
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	1,246,095	2,969,886	292,067	4,906	411	94	69,886	—	(402,979)	3,808,096
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	17,479,270	463,542	10,221	3,878,162	100,316	906,838	47,573	415,968	(1,194,956)	12,869,694
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	5,412,725	166,832	4,906	635,465	27,802	374,535	26,299	140,533	(769,562)	4,174,530
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	5,129,432	451,236	13,248	818,398	51,088	1,171,601	—	451,236	(1,021,240)	3,741,030
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	29,415,378	1,375,544	112,808	2,655,092	227,836	279,908	718,883	656,662	(2,403,318)	25,732,512
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	12,092,328	1,227,766	78,792	2,290,422	154,427	694,579	114,563	1,113,203	(2,392,091)	8,637,581
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	34,933,318	5,747,600	466,132	5,762,120	451,577	(222,120)	1,080,378	—	(55,686)	34,863,112
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	49,560,431	8,479,740	743,410	7,253,129	629,341	(128,128)	1,822,117	236,607	(1,062,272)	49,724,770
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	16,822,750	943,190	118,826	1,407,927	172,021	(30,525)	935,022	—	(769,411)	15,588,602
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	6,338,130	397,703	36,982	586,155	52,625	(16,155)	162,703	—	(269,620)	5,880,058
	$322,603,258	$36,979,197		$46,929,652		$6,412,749	$7,822,545	$7,455,244	$(28,421,205)	$284,231,598

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Defensive Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$2,827,692	$67,132	6,525	$324,144	31,018	$(4,143)	$67,132	—	$(58,920)	$2,511,760
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	1,483,499	109,407	5,888	242,671	15,080	67,329	20,589	$88,818	(266,543)	1,083,692
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,485,498	171,563	15,253	342,834	30,179	27,165	19,047	92,516	(223,357)	1,090,870

QS Asset Allocation Funds 2019 Annual Report	71

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Defensive Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	$11,029,300	$952,933	92,496	$1,314,221	113,786	$(104,221)	$363,931	$9,002	$(864,725)	$9,803,287
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	3,269,306	174,201	14,783	336,728	26,451	(16,728)	104,202	—	(234,321)	2,872,458
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	1,688,449	304,414	26,760	152,161	12,030	(2,161)	14,414	—	(270,496)	1,570,206
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	2,966,627	123,666	12,275	325,753	31,083	(752)	63,666	—	(85,360)	2,679,180
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	241,377	236,459	15,347	6,030	346	(1,030)	11,459	—	(40,020)	431,786
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	8,426,300	733,710	68,520	671,012	51,067	(56,013)	360,027	278,683	(960,414)	7,528,584
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,756,993	129,448	12,629	250,127	18,418	9,873	6,674	122,774	(253,276)	1,383,038
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	1,826,514	44,388	4,181	82,266	6,919	(7,266)	44,388	—	(71,733)	1,716,903
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	7,310,539	587,456	25,488	1,578,464	83,378	451,535	78,444	279,012	(901,855)	5,417,676
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	241,387	247,780	24,385	—	—	—	7,780	—	(65,232)	423,935
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	4,380,634	121,113	2,671	972,346	22,335	107,653	12,430	108,683	(165,866)	3,363,535
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	1,455,713	134,203	3,940	440,110	13,239	89,890	—	134,203	(36,318)	1,113,488
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	9,856,844	516,816	42,229	859,448	73,252	95,552	240,354	221,462	(798,267)	8,715,945
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	5,061,238	633,606	39,502	976,407	51,352	58,593	50,335	488,272	(771,412)	3,947,025
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	27,535,717	1,993,384	161,428	3,466,526	271,672	(131,526)	803,383	—	(95,135)	25,967,440
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	30,130,654	2,532,350	222,159	3,317,072	300,192	87,929	1,046,166	136,183	(802,889)	28,543,043

72	QS Asset Allocation Funds 2019 Annual Report

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	$8,790,703	$1,174,084	147,093	$1,270,720	159,608	$(720)	$514,085	—	$(428,607)	$8,265,460
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	2,680,313	139,558	13,016	204,022	18,395	(4,021)	69,558	—	(115,648)	2,500,201
	$134,445,297	$11,127,671		$17,133,062		$666,938	$3,898,064	$1,959,608	$(7,510,394)	$120,929,512

9. Income taxes

The tax character of distributions paid during the fiscal year ended January 31, 2019 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$16,408,211	$11,501,897
Net long-term capital gains	25,173,077	16,005,988
Total distributions paid	$41,581,288	$27,507,885

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$7,441,115	$3,543,651
Net long-term capital gains	9,493,853	2,007,024
Total distributions paid	$16,934,968	$5,550,675

The tax character of distributions paid during the fiscal year ended January 31, 2018 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$13,401,385	$9,448,896
Net long-term capital gains	75,424,316	41,949,210
Total distributions paid	$88,825,701	$51,398,106

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$6,580,861	$3,227,297
Net long-term capital gains	18,981,574	7,785,256
Total distributions paid	$25,562,435	$11,012,553

As of January 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Growth Fund		Moderate Growth Fund
Undistributed ordinary income — net	$121,579		$358,503
Undistributed long-term capital gains — net	32,451,287		17,319,722
Total undistributed earnings	$32,572,866		$17,678,225
Other book/tax temporary differences	(31,415)	(a)	(21,715)	(a)
Unrealized appreciation/(depreciation)	60,116,925	(b)	35,801,637	(b)
Total accumulated earnings/(losses) — net	$92,658,376		$53,458,147

QS Asset Allocation Funds 2019 Annual Report	73

Notes to financial statements (cont’d)

	Conservative Growth Fund		Defensive Growth Fund
Undistributed ordinary income — net	$203,664		$195,361
Undistributed long-term capital gains — net	9,611,832		1,904,614
Total undistributed earnings	$9,815,496		$2,099,975
Other book/tax temporary differences	(15,404)	(a)	(8,974)	(a)
Unrealized appreciation/(depreciation)	20,663,816	(b)	4,513,619	(b)
Total accumulated earnings/(losses) — net	$30,463,908		$6,604,620
(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Funds adopted the Final Rule with the most notable impacts being that the Funds are no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

74	QS Asset Allocation Funds 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Equity Trust and Shareholders of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund (four of the funds constituting Legg Mason Partners Equity Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2019, the related statements of operations for the year ended January 31, 2019 and the statements of changes in net assets and the financial highlights for each of the two years in the period ended January 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2019, the results of each of their operations for the year then ended, and the changes in each of their net assets and each of the financial highlights for each of the two years in the period ended January 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2017 and the financial highlights for each of the periods ended on or prior to January 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 17, 2017 expressed unqualified opinions on those financial statements and financial highlights.

Basis for opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

March 18, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

QS Asset Allocation Funds 2019 Annual Report	75

Board approval of management and subadvisory agreements (unaudited)

QS Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (i.e., funds that maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent

76	QS Asset Allocation Funds

provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2018. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional actively managed affiliated funds of funds consisting of seven mixed-asset target allocation aggressive growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional actively managed affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was slightly higher than the median, before and after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

QS Asset Allocation Funds	77

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

78	QS Asset Allocation Funds

QS Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (i.e., funds that maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of

QS Asset Allocation Funds	79

Board approval of management and subadvisory agreements (unaudited) (cont’d)

investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2018. The Fund performed better than the median performance of the funds in the Performance Universe for the ten-year period, but performed below and slightly below the median performance of the funds in the Performance Universe for the one-year period and three- and five-year periods, respectively. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain of the periods under review. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional actively managed affiliated funds of funds consisting of ten mixed-asset target allocation growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional actively managed affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was lower than the median, before including underlying fund expenses, and was at the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

80	QS Asset Allocation Funds

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	81

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (i.e., funds that maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of

82	QS Asset Allocation Funds

investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended June 30, 2018. The Fund performed better than the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional actively managed affiliated funds of funds consisting of nine mixed-asset target allocation moderate funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional actively managed affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was lower than the median, before including underlying fund expenses, and was slightly higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

QS Asset Allocation Funds	83

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

84	QS Asset Allocation Funds

QS Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (i.e., funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of

QS Asset Allocation Funds	85

Board approval of management and subadvisory agreements (unaudited) (cont’d)

investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2018. The Fund performed better than the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional actively managed affiliated funds of funds consisting of ten mixed-asset target allocation conservative funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional actively managed affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was at the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

86	QS Asset Allocation Funds

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	87

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

88	QS Asset Allocation Funds

Independent Trustees† cont’d

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

QS Asset Allocation Funds	89

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 146 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	137
Other board memberships held by Trustee during past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

90	QS Asset Allocation Funds

Additional Officers cont’d

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

QS Asset Allocation Funds	91

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

92	QS Asset Allocation Funds

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2019:

	Growth Fund			Moderate Growth Fund
Record date:	6/18/2018	12/26/2018		6/18/2018	12/26/2018
Payable date:	6/19/2018	12/27/2018		6/19/2018	12/27/2018
Ordinary income:
Qualified dividend income for individuals	37.08%	66.52	%*	32.24%	48.14%
Dividends qualifying for the dividends
received deduction for corporations	22.27%	37.20	%*	21.49%	29.08%
Interest from Federal obligations	1.53%	1.53%		2.99%	2.99%
Long-term capital gain dividend	$0.436020	$0.110140		$0.389640	$0.150880
Foreign source income	9.70%	25.16	%*	6.41%	15.05%
Foreign taxes paid per share	—	$0.010169		—	$0.006906

	Conservative Growth Fund
Record date:	3/27/2018	6/27/2018	9/26/2018	12/26/2018
Payable date:	3/28/2018	6/28/2018	9/27/2018	12/27/2018
Ordinary income:
Qualified dividend income for individuals	26.85%	31.75%	32.43%	32.43	%*
Dividends qualifying for the dividends
received deduction for corporations	19.68%	22.34%	22.71%	22.71	%*
Interest from Federal obligations	6.18%	6.18%	6.18%	6.18%
Long-term capital gain dividend	—	$0.284230	—	$0.172440
Foreign source income	4.04%	5.23%	5.39%	5.39	%*
Foreign taxes paid per share	—	—	—	$0.002344

	Defensive Growth Fund
Record date:	3/27/2018	6/27/2018	9/26/2018	12/26/2018
Payable date:	3/28/2018	6/28/2018	9/27/2018	12/27/2018
Ordinary income:
Qualified dividend income for individuals	15.20%	17.21%	19.89%	19.89	%*
Dividends qualifying for the dividends
received deduction for corporations	10.69%	12.07%	13.91%	13.91	%*
Interest from Federal obligations	7.56%	7.56%	7.56%	7.56%
Long-term capital gain dividend	—	$0.159210	—	$0.047860
Foreign source income	1.87%	2.05%	2.28%	2.28	%*
Foreign taxes paid per share	—	—	—	$0.000861

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

The following information is applicable to non-U.S. resident shareholders:

The following ordinary income distributions paid by the Fund represent Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Record date:	6/18/2018	6/27/2018	12/26/2018
Payable date:	6/19/2018	6/28/2018	12/27/2018
Growth Fund	$0.027170	—	$0.038240
Moderate Growth Fund	0.012720	—	0.036450
Conservative Growth Fund	—	$0.002790	0.013350
Defensive Growth Fund	—	0.011970	0.011440

Please retain this information for your records.

QS Asset Allocation Funds	93

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

**	Effective June 11, 2018, BNY became custodian.

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

©2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your non-public personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

©2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/19 SR19-3566

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2018 and January 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $105,980 in January 31, 2018 and $202,764 in January 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2018 and $0 in January 31, 2019.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $18,040 in January 31, 2018 and $0 in January 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $3,707 in January 31, 2018 and $0 in January 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2018 and January 31, 2019; Tax Fees were 100% and 100% for January 31, 2018 and January 31, 2019; and Other Fees were 100% and 100% for January 31, 2018 and January 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $432,645 in January 31, 2018 and $678,000 in January 31, 2019.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2019